RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES
The amounts disclosed in the table represent the amounts recognized as general and administrative expenses in the consolidated statements of profit or loss and comprehensive income (loss), related to key management personnel for the years ended December 31, 2024, 2023 and 2022.

	Notes	2024	2023	2022

Salaries		$1,364,365	$772,793	$835,448
Cash performance bonus		808,483	576,148	—
Statutory bonus		93,017	52,284	104,956
One-time cash bonus related to the Business Combination	4	226,000	—	—
Non-executive directors' fees		660,956	125,329	90,000
Non-cash benefits		36,726	4,783	4,587
Severance benefits		—	—	224,593
Share-based payment expense	2c, 22	2,060,666	—	—
Total		$5,250,213	$1,531,337	$1,259,584

SCHEDULE OF LOAN RECEIVABLE

	2024	2023

Interest receivable:
Latam Logistics Investments, LLC	$—	$2,324,041
Loan receivable:
Latam Logistics Investments, LLC	—	7,139,123
Total due from affiliates	$—	$9,463,164